FINANCIAL INSTRUMENTS - Debt and Interest (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 6,392	$ 6,423
Less: current portion	680	59
Debt (note 14B)	5,712	6,364
BNAF Notes Due 2021 and 2041 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,469	1,468
3.85%/5.25% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	1,079	1,079
5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	395	395
6.35% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	594	593
Other fixed rate notes
Disclosure of detailed information about borrowings [line items]
Borrowings	1,326	1,326
Capital Leases [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	31	46
Less: current portion	21	27
Other Debt Obligations [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	599	603
Less: current portion	4	4
Acacia Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	57	71
Less: current portion	$ 28	$ 28